Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Communication Services Portfolio - VIP Communication Services Portfolio - Investor Class	Aug. 04, 2023 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942